NET INCOME PER SHARE (DETAILS TEXTUAL)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	55,000	95,000